PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant and Equipament [Abstract]
Property, Plant and Equipment [Table Text Block]
The following table summarizes our property, plant and equipment (in millions):

December 31,	2015	2014
Land	$717	$972
Buildings and improvements	4,914	5,541
Machinery, equipment and vehicle fleet	16,723	18,745
	$22,354	$25,258
Less accumulated depreciation	9,783	10,625
Property, plant and equipment — net	$12,571	$14,633